DISCONTINUED OPERATIONS (Narrative) (Details) $ in Thousands	Jul. 08, 2025 USD ($)
Disclosure of analysis of single amount of discontinued operations [abstract]
Cash consideration	$ 18,714
Revenue Recognized From The Transaction	$ 6,413